RELATED PARTY TRANSACTIONS (Details Narrative) - Jet Ai Inc [Member] - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Advanced amount by related party		$ 42,000
Repaid advanced amount		242,196
Founder And Executive Chairman [Member]
Related Party Transaction [Line Items]
Advanced amount by related party	0	72,000
Repaid advanced amount	0	$ 242,196
Founder And Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0		$ 0